Segment Analysis - Reconciliation of Segmental Results of Operations to Consolidated Income Statements (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of operating segments [line items]
Consolidated net business profit	¥ 918,200	¥ 770,900
Others	45,600	35,800
Profit before tax	318,188	870,972
Reconciling management reporting under Japanese GAAP to IFRS [member]
Disclosure of operating segments [line items]
Total credit costs	(83,900)	(100,300)
Gains on equity instruments	294,200	46,800
Extraordinary gains or losses and others	(101,100)	(11,000)
Profit before tax under Japanese GAAP	1,027,400	706,400
Scope of consolidation	3,300	2,700
Derivative financial instruments	(378,400)	255,800
Investment securities	(348,900)	(49,100)
Loans and advances	(34,600)	(61,000)
Investments in associates and joint ventures	6,200	10,100
Property, plant and equipment	(1,100)	400
Lease accounting	(1,300)	(900)
Defined benefit plans	(34,600)	(26,800)
Foreign currency translation	36,900	(16,300)
Classification of equity and liability	17,600	7,300
Others	¥ 25,700	¥ 42,400